Prepaid expenses and other receivable (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses and other receivable
Schedule of prepaid expenses
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Prepaid expense due from third party	7,207	7,338
Other receivable amount due from directors	4,709	1,593
	11,916	8,931